Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings
Borrowings

13. Borrowings

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Short‑term borrowings (i)	720,000	—
Long‑term borrowings (ii)	4,890,030	—
Total	5,610,030	—
(i)	Short-term borrowings as of December 31, 2019 and 2020 amounted to RMB720 million and nil respectively, were fully guaranteed by Mr Zuo Hui. All of these bank borrowings were repayable within one year and were fully guaranteed by Mr Zuo Hui, which consisted of several bank loans denominated in RMB.
(ii)	In February 2018, the Group entered into a 35-month US$16.45 million facility agreement with a bank. The facilities were priced at 170 basis points over LIBOR. By the end of December 31, 2020, the borrowing was fully paid off in advance.

In October 2019, Sharehome HK international Limited entered into a 3-year US$675 million revolving credit facilities agreement with a group of 10 arrangers. The debt issuance costs of US$5.56 million were presented as a direct deduction from the principal amount of the facility in the consolidated balance sheets. By the end of December 31, 2020, the borrowing was fully paid off in advance.

The revolving credit facilities agreement requires Sharehome HK international Limited to meet certain annually financial covenants calculated from the fiscal year most recently ended, including: i) a net leverage ratio, which requires that at the end of each fiscal year the ratio of (a) total net debt to (b) EBITDA, may not exceed 1.50 to 1.00; and ii) an interest coverage ratio, which requires that at the end of each fiscal year the ratio of EBITDA to interest expense, as defined in the Amended Credit Agreement, may not be less than 6.00 to 1.00. The Company was in compliance with all covenants during the credit period.

In October 2019, the Group entered into a 7-year RMB156 million facility agreement with a bank at a fixed borrowing rate of 4.9%. To facilitate this borrowing, an equity investment and a real estate property have been mortgaged. By the end of December 31, 2019, RMB102.78 million of the facility was drawn down, which was due in 2025. During the first quarter of 2020, RMB42.04 million of the facility was drawn down, which will be due in 2026. By the end of December 31, 2020, the borrowing was fully paid off in advance.